Inventory (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Continuing Operations [Member]
Inventory [Line Items]
Inventory
Discontinued Operations [Member]
Inventory [Line Items]
Inventory		$ 143,259